Note 15 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2020 $ / shares		Nov. 30, 2019 $ / shares
Statement Line Items [Line Items]
Balance, option	12,463,000		10,041,250
Balance, weighted average exercise of option (in CAD per share)	$ 1.15		$ 1.16
Granted, option	2,695,000		2,691,000
Granted, weighted average exercise of option (in CAD per share)	$ 2.48		$ 1.04
Exercised, option	(4,359,750)	[1]	(214,250)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 1.07	[1]	$ 0.75	[2]
Expired/Forfeited, option	(66,250)		(55,000)
Expired/Forfeited, weighted average exercise of option (in CAD per share)	$ 0.80		$ 1.01
Balance, option	10,732,000		12,463,000
Balance, weighted average exercise of option (in CAD per share)	$ 1.51		$ 1.15

[1]	During the year ended November 30, 2020, the Company issued 4,342,064 common shares at a weighted average trading price of $2.33. The common shares were issued pursuant to the exercise of 4,359,750 share options, of which 35,000 share options were exercised on a forfeiture basis, resulting in the issuance of 17,314 common shares.
[2]	During the year ended November 30, 2019, the Company issued 214,250 common shares at a weighted average trading price of $1.16.